Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York  10013
(212) 723-9218


Statement of Additional Information
April 30, 1997

	As Amended April 6, 1998
This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith
Barney Investment Funds Inc. (the Company), dated April 30, 1997, as amended or supplemented from time to time, and should read in conjunction with the Companys Prospectuses.
The Company issues a Prospectus for each of the investment funds offered by the Company (the
Funds). The Companys Prospectuses may be obtained from a Smith Barney Financial
Consultant, or by writing or calling the Company at the address or telephone number listed above. This Statement of Additional
Information, although not in itself a
prospectus, is incorporated by reference into the Prospectuses in its entirety.

CONTENTS
For ease of reference, the same section
headings are used in the Prospectuses and this Statement of Additional Information, except where shown below:

	Management of the Company (see in the
Prospectuses Management of the Company and the
	  Fund)		1
	Investment Objectives and Management
Policies.......................................
 ..............................		5
	Purchase of Shares		15
	Redemption of Shares		16
	Distributor		16
	Valuation of Shares		19
	Exchange Privilege		20
	Performance Data (See in the Prospectus
Performance)		20
	Taxes (See in the Prospectus Dividends,
Distributions and Taxes)		24
	Additional Information		28
	Financial Statements		28
	Appendix		A-1

MANAGEMENT OF THE COMPANY
The executive officers of the Company are employees of certain of the organizations that provide services to the Company. These organizations are the following:

Name
Service
Smith Barney Inc. (Smith Barney)
Distributor
PFS Distributors, Inc.(PFS)
 .....................................

Smith Barney Mutual Funds Management
Inc. (SBMFM)
Distributor (Growth Opportunity
Fund and Investment Grade Bond
Fund)

Investment Adviser and
Administrator
PNC Bank, National Association (PNC)
Custodian
First Data Investor Services Group, Inc.
(First Data)	......
Transfer Agent

These organizations and the functions they perform for the Company are discussed in the Prospectuses and in this Statement of Additional Information.

Directors and Executive Officers of the Company

The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an interested person of the Company, as defined in the Investment Company Act of 1940, as amended
(the 1940 Act), is indicated by an asterisk.

	Paul R. Ades, Director (Age 56). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box 504,
Lindenhurst, New York 11757.
	Herbert Barg, Director (Age 73). Private investor. His address is 273 Montgomery Avenue,
Bala Cynwyd, Pennsylvania 19004.

	Alger B. Chapman, Director (Age 65). Chairman and Chief Operating Officer of the Chicago
Board of Options Exchange. His address is
Chicago Board of Options Exchange, LaSalle at
Van Buren, Chicago, Illinois 60605.

	Dwight B. Crane, Director (Age 59).
Professor, Graduate School of Business
Administration, Harvard University. His address is Graduate School of Business Administration,
Harvard University, Boston, Massachusetts
02163.

Harvey Eisen, Senior Vice President and
Investment Officer. Vice President of
Investment Funds of Travelers Group Inc. His address is 388 Greenwich Street, New York, NY
10013.

	Frank G. Hubbard, Director (Age 61).  Vice
President, S&S Industries; Former Corporate
Vice President, Materials Management and
Marketing Services of Huls America, Inc. His address is 80 Centennial Avenue P.O. Box 456,
Piscataway, New Jersey 08855-0456.

	Allan R. Johnson, Director Emeritus (Age 80).
Retired; Former Chairman, Retail Division of
BATUS, Inc., and Chairman and Chief Executive
Officer of Saks Fifth Avenue, Inc. His address is 2 Sutton Place South, New York, New York
10022.

	*Heath B. McLendon, Chairman of the Board
(Age 63). Managing Director of Smith Barney and
Chairman of the Board of Smith Barney Strategy
Advisers Inc.; prior to July 1993, Senior
Executive Vice President of Shearson Lehman
Brothers Inc. (Shearson Lehman Brothers);
Vice Chairman of Shearson Asset Management; a
Director of PanAgora Asset Management, Inc. and
PanAgora Asset Management Limited.  Mr.
McLendon is a director of 41 investment
companies associated with Smith Barney. His address is 388 Greenwich Street, New York, New
York 10013.

	Ken Miller, Director (Age 55). President of
Young Stuff Apparel Group, Inc.  His address is
1411 Broadway, New York, New York 10018.

	John F. White, Director (Age 79). President
Emeritus of The Cooper Union for the
Advancement of Science and Art; Special
Assistant to the President of the Aspen
Institute.  His address is Crows Nest Road,
Tuxedo Park, New York 10987.

Jessica M. Bibliowicz, President (Age 37).
Executive Vice President of Smith Barney; prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds. Ms. Bibliowicz serves as President of 40 investment companies associated with Smith Barney. Her address is 388 Greenwich Street, New York, New York 10013.

	James Conroy, Vice President and Investment
Officer.  Managing Director of Smith Barney.
His address is 388 Greenwich Street, New York,
New York 10013.

Douglas H. Johnson, Vice President and
Investment Officer.  Director of Mutual Fund
Division of Smith Barney.  Prior to January
1995, Vice President of SafeCo Asset Management
Company.  His address is 500 108th Avenue,
North E., Bellevue, Washington 98004.

George E. Mueller, Jr., Vice President and
Investment Officer.  Managing Director of
SBMFM; prior to July 1993, Managing Director of
Shearson Lehman Advisors. His address is 388
Greenwich Street, New York, New York 10013.

George V. Novello, Vice President and
Investment Officer.  Managing Director of
SBMFM; prior to July 1993, Managing Director of
Shearson Lehman Advisors.  Prior to September
1990, Mr. Novello was a Managing Director at
McKinley-Allsopp, where he served as Head of Research. His address is 388 Greenwich Street,
New York, New York 10013.

Lewis E. Daidone, Senior Vice President and
Treasurer (Age 39). Director and Senior Vice
President of SBMFM.  Mr. Daidone serves as
Senior Vice President and Treasurer of 41 investment companies associated with Smith
Barney.  His address is 388 Greenwich Street,
New York, New York 10013.

Christina T. Sydor, Secretary (Age 46).
Managing Director of Smith Barney and Secretary of SBMFM; General Counsel and Secretary of
SBMFM. Ms. Sydor serves as Secretary of 41 investment companies associated with Smith
Barney.  Her address is 388 Greenwich Street,
New York, New York 10013.

Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. As of January 31, 1997, the
Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

No officer, director or employee of Smith
Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The
Company pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $16,000 per annum plus $2,500 per meeting attended and reimburses travel and out-of-pocket expenses.
For the fiscal year ended December 31, 1996, the Directors of the Company were paid the following compensation:





Director

Aggregate
Compensation
from the Company
Aggregate
Compensation
from the Smith
Barney
Mutual Funds
Paul R. Ades (5)
	$28,600.00
	$52,475.00
Herbert Barg (20)
	28,600.00
	105,175.00
Alger B. Chapman (9)
	26,000.00
	76,775.00
Dwight B. Crane (26)
	26,100.00
	140,375.00
Frank G. Hubbard (5)
	28,600.00
	52,475.00
Heath McLendon (41)
	N/A
	N/A
Ken Miller (5)

26,100.00**
	49,475.00
John F. White (5)

28,500.00**
	52,375.00
Allan G. Johnson
(5)(*)
	18,035.51
	33,125.00
+	Number of funds for which director serves
within fund complex
* 	Director Emeritus
**	Mr. Miller and Mr. White have deferred
$6,500 and $26,000, respectively, of
compensation from the Company in 1996.

Investment Adviser and Administrator - SBMFM

SBMFM serves as investment adviser to the Funds pursuant to separate advisory agreements (the
Advisory Agreements). With respect to the Investment Grade Bond Fund, Government
Securities Fund and Special Equities Fund, the
Advisory Agreements were transferred to SBMFM effective November 7, 1994, from its affiliate, Mutual Management Corp. Mutual Management
Corp. and SBMFM are both wholly owned
subsidiaries of Smith Barney Holdings Inc.
(Holdings).  Holdings is a wholly owned
subsidiary of Travelers Group Inc. (Travelers).
The Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Directors who are not interested persons of the Company or the investment advisers (the Independent
Directors), on July 25, 1996. SBMFM bears all expenses in connection with the performance of its services. The services provided by SBMFM under the Advisory Agreements are described in the Prospectuses under Management of the Company and the Fund. SBMFM provides investment advisory and management services to investment companies affiliated with Smith
Barney.

As compensation for investment advisory
services rendered to Investment Grade Bond
Fund, Special Equities Fund, Managed Growth
Fund and Growth Opportunity Fund, each Fund pays SBMFM a fee computed daily and paid monthly at the annual rates of 0.45%, 0.55%, 0.85% and 1.00%, respectively, of the value of their average daily net assets.

As compensation for investment advisory
services rendered to Government Securities
Fund, the Fund pays SBMFM a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.35% up to $2 billion; 0.30% on the next $2 billion; 0.25% on the next $2 billion; 0.20% on the next $2 billion; and 0.15% on net assets thereafter.

For the fiscal years ended December 31, 1994, 1995 and 1996, the Funds accrued advisory fees as follows:

Fund
1994
1995
1996
Investment Grade Bond Fund

	$1,926,359
	$2,067,222
	$2,198,162
Government Securities Fund

	2,578,209
	2,287,647
	1,979,639
Special Equities Fund
	1,052,635
	1,276,355
	3,094,925
Managed Growth Fund
	-
	2,022,754
	6,034,652
Growth Opportunity Fund
	-
	390,902
	1,040,355

SBMFM also serves as administrator to
Investment Grade Bond Fund, Government
Securities Fund and Special Equities Fund pursuant to a written agreement dated May 5, 1994 (the Administration Agreement), which was first approved by the Board of Directors, including a majority of the Independent
Directors, on May 5, 1994. The services provided by SBMFM under the Administration
Agreement are described in the Prospectuses under Management of the Company and the Fund.
SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services. Prior to May
5, 1994, The Boston Company Advisors (Boston
Advisors) served as the Companys sub-
investment adviser and/or administrator.

As compensation for administrative services rendered to each of Investment Grade Bond Fund, Government Securities Fund and Special Equities
Fund, SBMFM receives a fee computed daily and paid monthly at the annual rate of 0.20 of the value of the Funds average daily net assets.
For the fiscal years ended December 31, 1994, 1995 and 1996, these Funds paid administrative fees to Boston Advisors or SBMFM as follows:

Boston
Advisors
SBMFM



Fund
For the
Fiscal
Period From
1/1/94
through
5/4/94
For the
Fiscal
Period From
5/5/94
through
12/31/94
For the
Fiscal
Year Ended
12/31/95
For the
Fiscal
Year Ended
 12/31/96
Investment Grade Bond
Fund
	$	290,859
	$	565,300
	$918,76
5
	$	976,938
Government Securities
Fund
		500,505
		972,757
	1,307,2
22
		1,131,222
Special Equities Fund
		130,039
		252,737
	464,129
		1,125,428

Counsel and Auditors

Willkie Farr & Gallagher L.L.P.serves as counsel to the Company. The Directors who are not interested persons of the Company have selected Stroock & Stroock & Lavan LLP as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New
York, New York 10154, has been selected as the Funds independent auditor to examine and report on the Funds financial statements and highlights for the fiscal year ending December
31, 1997.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment
objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds investment objectives and management policies contained in the Prospectuses.

Repurchase Agreements. As described in the applicable Prospectus, each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds cost plus interest). It is each Funds present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized primarily by the securities subject to repurchase. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, SBMFM monitors the creditworthiness of all issuers with which each Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument held by a Fund coupled with an agreement by a Fund to repurchase the instrument at a stated price, date and interest payment. A Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940
Act, reverse repurchase agreements may be considered to be borrowings by the seller. A
Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third of the current market value of a Funds total assets (less all of its liabilities other than obligations under such agreements).

A Fund may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of a segregated account with the Companys custodian consisting of U.S. government securities, cash or cash equivalents.

Warrants.  All Funds except the Government
Securities Fund may purchase warrants. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer at a fixed price either at a certain date or during a set period. The Investment Grade Bond Fund and the Special Equities Fund will not invest in warrants if, as a result of such investment, the value of their investments in warrants, valued at the lower of cost or market, exceeds
5% of the value of the Funds net assets.
Included in this 5% limitation, but not to exceed 2% of the Funds net assets, may be warrants which are not listed on either the New
York Stock Exchange (the NYSE) or the American
Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not fundamental policies of either Fund and may be changed by the Board of Directors without shareholder approval.

Short Sales Against the Box. Each Fund may sell securities short against the box which means that at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are used to defer recognition of capital gains or losses or to extend the holding period of securities for certain Federal income tax purposes.

Firm Commitment Agreements and When-Issued
Purchases.  The Government Securities Fund,
Investment Grade Bond Fund and Growth
Opportunity Fund may enter into firm commitment agreements and purchase when-issued securities, as described more fully in each Funds
Prospectus. Firm commitment agreements and when-issued purchases involve the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. Liability for the purchase price, and all the rights and risks of ownership of the securities, accrue to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such securities, it will maintain in a segregated account with the Companys custodian, eligible segregated assets (as defined in each Funds
Prospectus) equal to the aggregate current value sufficient to make payment for the securities. The Government Securities Fund and
Investment Grade Bond Fund will not enter into such agreements for the purpose of investment leverage

Lending Portfolio Securities. Each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of a Funds total assets taken at value. A Fund will not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities.
From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith
Barney, and which is acting as a finder.

In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as collateral.
Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Funds portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

Government Securities. Direct obligations of the United States Treasury include a variety of securities, which differ in their interest rates, maturities and dates of issuance.
Treasury Bills have maturities of one year or less; Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United
States Treasury, securities issued or
guaranteed by the United States government, its agencies or instrumentalities include securities issued or guaranteed by the Federal
Housing Administration, Federal Financing Bank,
Export-Import Bank of the United States, Small
Business Administration, Government National
Mortgage Association (GNMA), General Services
Administration, Federal Home Loan Banks,
Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association (FNMA), Federal
Maritime Administration, Tennessee Valley
Authority, Resolution Trust Corporation,
District of Columbia Armory Board, Student Loan
Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987).
Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations of an instrumentality to which the United States government is not obligated by law to provide support only if SBMFM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.

Exchange Rate-Related U.S. Government
Securities. The Government Securities Fund may invest up to 5% of its net assets in U.S.
government securities for which the principal repayment at maturity, while paid in U.S.
dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries
(Exchange Rate-Related Securities). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risks and, in most cases, is paid at rates higher than most other U.S.
government securities in recognition of the foreign currency risk component of Exchange
Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related
Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Special Considerations Relating to Options on
Certain U.S. Government Securities

	Treasury Bonds and Notes.  Because
trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

	Treasury Bills.  Because the deliverable
U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Fund will maintain U.S. Treasury bills maturing no later than those which would be deliverable in the event of the exercise of a call option it has written in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

	GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans are made by private lenders and are either insured by the Federal Housing
Administration or guaranteed by the Veterans
Administration. Once approved by GNMA, the timely payment of interest and principal on each mortgage in a pool of such mortgages is guaranteed by the full faith and credit of the U.S. government. Unlike most debt securities, GNMA Certificates provide for repayment of principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called pass-through securities because both interest and principal payments on the mortgages are passed through to the holder.

Since the remaining principal balance of GNMA
Certificates declines each month as mortgage payments are made, the Fund as a writer of a GNMA call may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call options it has written. Should this occur, additional GNMA Certificates from the same pool
(if obtainable) or replacement GNMA
Certificates will have to be purchased in the cash market to meet delivery obligations.


The Fund will either replace GNMA Certificates representing cover for call options it has written or will maintain in a segregated account with its custodian cash, cash equivalents or U.S. government securities having an aggregate value equal to the market value of the GNMA Certificates underlying the call options it has written.

	Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing
Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations.
If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S.
government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Smith
Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Funds shares (including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Leverage Through Borrowing.  The Government
Securities Fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities or to acquire securities to be placed in a segregated account with its custodian for various purposes (e.g., to secure puts written by the Fund). The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.
Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Funds net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Special Risks Involving Investments in Smaller,
Newer Companies. The Special Equities Fund invests primarily in equity securities of secondary companies that have yet to reach a fully mature stage of earnings growth. A significant number of these companies may be in technology areas and may have annual sales less than $300 million. Some of the securities in which the Fund invests may not be listed on a national securities exchange, but such securities will usually have an established over-the-counter market. Investors should realize that the very nature of investing in smaller, newer companies involves greater risk than is customarily associated with investing in larger, more established companies.
Smaller, newer companies often have limited product lines, markets or financial resources, and they may be dependent for management upon one of a few key persons. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or than the market averages in general. In accordance with its investment objective of long-term capital appreciation, securities purchased for the Fund will not generally be traded for short-term profits, but will be retained for their longer-term appreciation potential. This general practice limits the Funds ability to adopt a defensive position by investing in money market instruments during periods of market downturn.
Accordingly, while in periods of market upturn the Fund may outperform the market averages, in periods of downturn, it is likely to underperform the market averages. Thus, investing in Special Equities Fund may involve greater risk than investing in other Funds.

Investment Restrictions

The Funds investment objectives and investment restrictions 1-7 set forth below are fundamental policies of each Fund, i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund. Investment Restrictions 8 through 15 may be changed by the Board of Directors without the approval of shareholders.
(All other investment practices described in the Prospectuses and the Statement of Additional Information may be changed by the Board of Directors without the approval of shareholders.)

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. (Accordingly, if a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Funds net assets will not be considered a violation.)

Restrictions Applicable to All Funds. No Fund may:

1. Invest in a manner that would cause
it to fail to be a diversified
company under the 1940 Act and the
rules, regulations and orders
thereunder.

	2.	Purchase or sell real estate, real
estate mortgages, commodities or
commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate
(including interests in limited
partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the
extent consistent with the Funds
investment objective and policies); or
(d) investing in real estate investment
trust securities.

 ..	3.	Make loans.  This restriction does
not apply to: (a) the purchase of debt
obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio
securities, to the fullest extent
permitted under the 1940 Act.


	.4. 	Invest more than 25% of its total
assets in securities, the issuers of
which conduct their principal business
activities in the same industry.  For
purposes of this limitation, securities
of the U.S. government (including its
agencies and instrumentalities) and
securities of state or municipal
governments and their political
subdivisions are not considered to be
issued by members of any industry.
		.
              5. 	Issue senior securities as
defined in the 1940 Act and the rules,
regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

             6.	Borrow money, except that (a)
the Fund may borrow from banks for
temporary or emergency (not leveraging)
purposes, including the meeting of
redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-l/3 of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

             7.	Restriction Applicable to all
funds except Special Equities Fund,
Concert Peachtree Growth Fund and Managed
Growth Fund.  The Funds may not: Act as
an  underwriter of securities.
Restrictions Applicable to Special
Equities Fund. Special Equities Fund may not act as an underwriter of securities, except that the Fund may invest up to 10% of its total assets in securities which it may not be free to resell without registration under the 1933 Act, in which registration the Fund may technically be deemed an underwriter for purposes of the 1933 Act.

            8.	Invest in oil, gas or other
mineral exploration or development
programs
 .
            9.	Purchase securities of any
other investment company, except in
connection with a merger, consolidation, reorganization, or acquisition or assets.
(For purposes of this limitation, foreign banks or their agencies or subsidiaries are not considered investment companies)
(the Managed Growth Fund may purchase the securities of closed-end investment companies to the extent permitted by law);

           10.	Make investments in
securities for the purpose of exercising control over or management of the issuer;

          11.	Purchase any securities on
margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except against the box). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

         12. 	Invest in securities of an
issuer which, together with any
predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);


            13.	Purchase or otherwise acquire
any security if, as a result, more than
15% of its net assets would be invested
in securities that are illiquid.

            14.	Purchase the securities of an
issuer if one or more of the Directors of officers of the Company individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own benefically more than 5% of such securities.

            15.	Restrictions Applicable to
all funds except Government Securities
Fund.  The Funds may not:  Write,
purchase or sell puts, calls, straddles, spreads or any combinations thereof (the
Managed Growth Fund and the Concert
Peachtree Growth Fund each may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets).

Brokerage

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, SBMFM seeks the best overall terms available.
In assessing the best overall terms available for any transaction, SBMFM will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each investment advisory agreement authorizes SBMFM, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services
(as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Company, the other Funds and other accounts over which SBMFM or its affiliates exercise investment discretion. The fees under the investment advisory agreements and the administration agreement between the Company and SBMFM are not reduced by reason of their receiving such brokerage and research services.
The Board of Directors periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Company. SEC rules require that commissions paid to Smith Barney by a Fund on exchange transactions not exceed usual and customary brokerage commissions. The rules define usual and customary commissions to include amounts which are reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Board of Directors, particularly the Independent
Directors of the Company (as defined in the 1940 Act), has adopted procedures for evaluating the reasonableness of commissions paid to Smith Barney and reviews these procedures periodically. In addition, under rules adopted by the SEC, Smith Barney may directly execute transactions for a Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of SBMFM, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio securities are not purchased from or through Smith Barney or any affiliated person
(as defined in the 1940 Act) of Smith Barney where such entities are acting as principal, except pursuant to the terms and conditions of exemptive rules or orders promulgated by the SEC. Pursuant to conditions set forth in rules of the SEC, the Company may purchase securities from an underwriting syndicate of which Smith
Barney is a member (but not from Smith Barney).
Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer.
The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors, particularly those Directors who are not interested persons of the Company.

The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

The following table sets forth certain
information regarding each Funds payment of brokerage commissions to Smith Barney:


Fiscal
Year
Ended
December
31,
Special
Equities
Fund
Managed
Growth
Fund
Growth
Opportuni
ty
Fund
Total Brokerage
Commissions





1994
	$217,269
	N/A
	N/A

1995
	$56,735
	$164,975
	$201,706

1996
	$378,451
	$1,272,7
02
	$716,937
Commissions paid to
Smith Barney





1994
	$14,280
	N/A
	N/A

1995
	$11,052
	$140,970
	$650

1996
	$47,100
	$166,656
	$21,6
80





% of Total Brokerage
Commissions paid to
Smith Barney
1996
12.4%
	13.1%
	3.0%





% of Total
Transactions
Involving
Commissions paid
to Smith Barney
1996
7.3%
	11.5%
	3.0%
____________________
_




No commissions were paid by the Investment
Grade Bond Fund and Government Securities Fund.


Portfolio Turnover

For reporting purposes, a Funds portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.
A 100% portfolio turnover rate would occur, for example, if all of the securities in the Funds investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

Investment Grade Bond Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions. Portfolio turnover will not be a limiting factor should SBMFM deem it advisable to purchase or sell securities.

Special Equities Fund invests for long-term capital appreciation and will not generally trade for short-term profits. However, its portfolio will be adjusted as deemed advisable by SBMFM, and portfolio turnover will not be a limiting factor should SBMFM deem it advisable to purchase or sell securities.

The options activities of Government Securities
Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The exercise of calls written by the Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate.
The exercise of puts also may cause the sale of securities and increase turnover; although such exercise is within the Funds control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities. High portfolio turnover involves correspondingly greater commission expenses and transaction costs.

For the fiscal years ended December 31, 1995 and 1996, the portfolio turnover rates were as follows:

Fund
1995
1996
Investment Grade Bond Fund
49%
48%
Government Securities Fund
294%
420%
Special Equities Fund
113%
118%
Managed Growth
Fund.................................
 ......................
6%
34%
Growth Opportunity
Fund.................................
 ..................
0%
183%

Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent that portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

SBMFM manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Smith
Barney research department in managing the Funds. Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by SBMFM or the Fund manager. When two or more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.



PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges on Class A shares described in the Prospectuses apply to purchases made by any purchaser, which defined to include the following: (a) an individual;
(b) an individuals spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal
Revenue Code of 1986, as amended (the Code), and qualified employee benefit plans of employers who are affiliated persons of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section
501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary
(including a bank, or an investment adviser registered with the SEC under the Investment
Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates of fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the
schedule in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment of any purchaser in Class A shares of a Fund and in Class A shares of the other
Funds in the Company and of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. Each Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a
Smith Barney Financial Consultant.

Determination of Public Offering Price

Each Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of each Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share and Class C share, and Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000, is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge
(CDSC), however, is imposed on certain
redemptions of Class B shares, Class C shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in each Funds financial statements, incorporated by reference in their entirety into this Statement of Additional Information.



REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets a Fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Funds investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Funds shareholders.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash.
Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the
Withdrawal Plan) is available to shareholders who own shares with a value of at least $10,000
($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal
Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholders investment in a Fund, there will be a reduction in the value of the shareholders investment and continued withdrawal payments may reduce the shareholders investment and ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in the Fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 will not ordinarily be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Company.
Withdrawal Plans should be set up with a Smith
Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contract a Smith Barney
Financial Consultant.

DISTRIBUTORS

Smith Barney serves as the Companys distributor on a best efforts basis pursuant to a distribution agreement (the Distribution
Agreement) which was most recently approved by the Companys Board of Directors on July 25,
1996.

PFS serves as one of the Companys distributors with respect to the Growth Opportunity Fund and Investment Grade Bond Fund pursuant to a
Distribution Agreement which was most recently approved by the Companys Board of Directors on July 25, 1996.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investors brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as investment in a money market fund (other than Smith Barney Exchange
Reserve Fund) of the Smith Barney Mutual Funds.
If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Company and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets.
The Companys Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and
Distribution Agreements for continuance.

For the fiscal year ended December 31, 1996, Smith Barney incurred distribution expenses totaling approximately $11,195,985, consisting of approximately $834,786 for advertising,
$82,862 for printing and mailing of
Prospectuses, $6,683,975 for support services,
$14,110,451 to Smith Barney Financial
Consultants, and $850,755 in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Funds shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, each Fund pays Smith Barney and, with respect to the Class A and Class B shares of Growth Opportunity Fund and Investment Grade Bond Fund, PFS a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Funds average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney, and with respect to the Class B shares of Growth
Opportunity Fund and Investment Grade Bond
Fund, PFS, a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney and/or PFS for its initial expense of paying its Financial
Consultants and Registered Representatives, respectively, a commission upon sales of those shares. Such shares distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class C shares with respect to Special Equities Fund, Managed Growth Fund and Growth Opportunity Fund, and 0.50% of the value of average daily net assets attributable to the Class B shares and 0.45% of the value of average daily net assets attributable to Class
C shares, with respect to Government Securities
Fund and Investment Grade Bond Fund.

The following expenses were incurred during the periods indicated:

Sales Charges paid to Smith Barney.



Class A

Name of Fund
Fiscal Year
Ended 12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	114,571
	$	181,000
	$	182,000
Government Securities Fund
		66,217
		63,000
		65,000
Special Equities Fund
		186,104
		347,000
		1,800,000
Managed Growth
Fund.......................
 ........
	-
		5,400,000
		1,700,000
Growth Opportunity
Fund.......................
 ....
	-
		18,000
		18,000

CDSC paid to Smith Barney.



Class B

Name of Fund
Fiscal Year
Ended 12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	556,007
	$	541,000
	$422,000
Government Securities Fund
		629,700
		 512,000
	  305,000
Special Equities Fund
		288,013
		 379,000
	  658,000
Managed Growth
Fund.......................
 ........
	-
		174,000

1,112,000
Growth Opportunity
Fund.......................
 ...
	-
	-
  	  3,000



Class C

Name of Fund
Fiscal Year
Ended 12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	-
	$	5,000
	$1,000
Government Securities Fund
	-
		 1,000
	0
Special Equities Fund
	-
		 1,000
	22,000
Managed Growth
Fund.......................
 ........
	-
		10,000
	27,000
Growth Opportunity
Fund.......................
 ....
	-
	-
	1,000

Service Fees


Class A

Name of Fund
Fiscal Year
Ended 12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	147,152
	$	505,094
	$	524,533
Government Securities Fund
		334,848

1,212,522
	1,026,748

Special Equities Fund
		147,488
		286,910
		525,204
Managed Growth
Fund.......................
 ........
	-
		189,955
		495,536
Growth Opportunity
Fund.......................
 ...
	-
		63,606
		162,606



Class B

Name of Fund
Fiscal Year
Ended
12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund
	.
	$	922,038
	$	638,293
	$	662,187
Government Securities Fund	.
		1,505,763
		419,433
		340,572
Special Equities Fund	.
		329,007
		283,978
		696,750
Managed Growth
Fund.......................
 ........
	-
		351,874
		1,024,802
Growth Opportunity
Fund.......................
 ...
	-
		34,096
		  96,931


Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended
12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	1,009
	$	5,068
	$14,456
Government Securities Fund
		967
		 2,078
	 3,050
Special Equities Fund
		1,975
		8,675
		56,094
Managed Growth
Fund.......................
 ........
	-
		47,170
		141,702
Growth Opportunity
Fund.......................
 ...
	-
		23
		 552



Distribution Fees


Class B

Name of Fund
Fiscal Year
Ended
12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	1,844,077
	$	1,276,588
	$	1,324,350
Government Securities Fund
		3,011,526
		838,868
		681,144
Special Equities Fund
		987,022
		851,933
		2,090,250
Managed Growth
Fund.......................
 ........
	-
		1,055,621
		3,074,405
Growth Opportunity
Fund.......................
 ....
	-
		102,289
		290,792


Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended
12/31/94
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Investment Grade Bond Fund

	$	1,958
	$	9,124
	$	 26,020
Government Securities Fund
		  1,893
		3,741
		 5,491
Special Equities Fund
		  5,927
		26,026
		168,282
Managed Growth
Fund.......................
 ........
	-
		141,508
		425,107
Growth Opportunity
Fund.......................
 ....
	-
		71
		1,657


Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent
Directors. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above.
The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act).
Pursuant to the Plan, Smith Barney and PFS will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class net asset value per share is
calculated on each day, Monday through Friday, except days on which the NYSE is closed. The
NYSE currently is scheduled to be closed on New
Years Day, Presidents Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the
preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Funds in valuing its assets.

A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S.
dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board of Directors. In carrying out the Board of Directors valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the Pricing
Service) retained by the Company.

Debt securities of United States issuers (other than U.S. government securities and short-term investments) are valued by SBMFM, as administrator, after consultation with the
Pricing Service approved by the Board of Directors. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices.
Investments for which, in the judgment of the Pricing Service, there are not readily obtainable market quotations are carried at fair value as determine by the Pricing Service.
The procedures of the Pricing Service are reviewed periodically by the officers of the Company under the general supervision and responsibility of the Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney
Mutual Funds, to the extent such shares are offered for sale in the shareholders state of residence and provided your Registered
Representative or your investment dealer is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange. Class B shares of any fund may be exchanged without a CDSC. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for the purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant or
Registered Representative of PFS Investments
Inc..

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested at a price as described above, in shares of the fund being acquired.
Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The
Fund may include comparative performance information in advertising or marketing the Funds shares. Such performance information may include the following industry and financial publications: Barrons, Business Week, CDA
Investment Technologies, Inc., Changing Times,
Forbes, Fortune, Institutional Investor,
Investors Daily, Money, Morningstar Mutual Fund
Values, The New York Times, USA Today and The
Wall Street Journal.  To the extent any
advertisement or sales literature of a Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.


Yield

A Funds 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-bcd + 1)6 - 1]


Where:
a =
dividends and interest earned during the period.

b =
expenses accrued for the period (net of
reimbursement).

c =
the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable a in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Funds yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

Average annual total return figures, as
described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV

Where:
P 	=
a hypothetical initial payment of $1,000.

T	=
average annual total return.

n 	=
number of years.

ERV	=
Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-
, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class total return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable
CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.


Class A average annual total returns were as follows for the periods indicated:


Name of Fund
Year Ended
December 31, 1996
Inception*
Through December 31,
1996
Investment Grade Bond Fund

(4.92)%
9.02%
Government Securities Fund
(2.62)%
5.15%
Special Equities Fund
(10.51)%
18.36%
Managed Growth Fund
10.54%
7.94%
Growth Opportunity Fund
8.28%
14.44%
__________________
* 	The Investment Grade Bond, Government
Securities and Special Equities Funds
commenced selling Class A shares on November
6, 1992.  The Managed Growth Fund and Growth
Opportunity Fund Commenced Selling Class A shares on June 30, 1995 and July 3, 1995, respectively.
	Performance calculations include the
historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class Bs average annual total returns were as follows for the periods indicated:



Name of Fund

Year Ended
December 31,
1996
Five Year
Period Ended
December 31,
1996
Ten Year
Period Ended
December 31,
1996(1)

Inception
Through
December 31,
1996
Investment Grade Bond
Fund
(5.07)%
9.11%
8.83%
11.39%
Government Securities
Fund
(2.89)%
5.26%
6.50%
8.04%
Special Equities Fund
(11.03)%
15.31%
10.26%
10.55%
Managed Growth Fund
10.55%
N/A
N/A
8.30%
Growth Opportunity
Fund
8.12%
N/A
N/A
15.14%
__________________
(1)	Class B shares automatically convert to
Class A shares eight years after date of original purchase. Thus, a shareholders actual return for the ten years ended
December 31, 1994 would be different than that reflected above.
 Performance calculations include the
historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class Cs average annual total returns were as follows for the periods indicated:



Name of Fund
One Year
Period Ended
12/31/96

Inception
Through 12/31/96
Investment Grade Bond Fund (1)

(1.76)%
7.83%
Government Securities Fund (2)

0.52%
4.87%
Special Equities Fund (3)
(7.38)%
8.11%
Managed Growth Fund (4)
14.45%
10.83%
Growth Opportunity Fund (5)
	.............
12.24%
15.98%
__________________
(1) The Fund commenced selling Class C shares
on February 26, 1993.
(2)	The Fund commenced selling Class C shares
on February 4, 1993.
(3)	The Fund commenced selling Class C shares
on October 18, 1993.
(4)	The Fund commenced selling Class C shares
on June 30, 1995.
(5)	The Fund commenced selling Class C shares
on July 3, 1995.

Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class of the specified period and are computed by the following formula:


	AGGREGATE TOTAL RETURN =
	ERV-P
				P

Where:
P 	=
a hypothetical initial payment of $1,000.

ERV	=
Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of a 1-, 5- or 10-year period (a fractional portion thereof) at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class As aggregate total returns were as follows for the periods indicated:





        Name of Fund

One Year
Period Ended
December 31,
1996**
Period from
Inception
through
December 31,
1996**

One Year
Period Ended
December 31,
1996***
Period from
Inception
through
December 31,
1996***
Investment Grade
Bond Fund
(0.47)%
49.96%
(4.92)%
43.21%
Government
Securities Fund
1.96%
29.01%
(2.62)%
23.21%
Special Equities
Fund
(5.81)%
111.55%
(10.51)%
101.02%
Managed Growth Fund
	16.33%
18.12%
	10.54%
12.22%
Growth Opportunity
Fund+
13.96%
50.83%
8.28%
43.31%
__________________
*	The Investment Grade Bond Fund, Government
Securities Fund, and Special Equities Fund
commenced selling Class A shares on November
6, 1992.  The Managed Growth Fund and Growth
Opportunity Fund commenced selling Class A
shares on June 30, 1995 and July 3, 1995,
respectively.
**	Figures do not include the effect of the
maximum sales charge.
***	Figures include the effect of the maximum
sales charge.
+	Performance calculations include the
historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.

Class Bs aggregate total returns were as follows for the periods indicated:






       Name
of Fund

One
Year
Period
Ended
Dec.
31,
1996*

Five
Year
Period
Ended
Dec.
31,
1996*

Ten
Year
Period
Ended
Dec.
31,
1996*

Period
from
Incepti
on
through
Dec.
31,
1996*

One Year
Period
Ended
Dec. 31,
1996**

Five
Year
Period
Ended
Dec. 31,
1996**

Ten Year
Period
Ended
Dec. 31,
1996**(1)

Period
from
Inception
through
Dec. 31,
1996**
Investment
Grade
Bond Fund

(0.89)%

54.64%

133.15%

441.23%

(5.07)%

53.64%

133.15%

441.23%
Government
Securities
Fund

1.42%

30.23%

87.74%

168.75%

(2.89)%

29.23%

87.74%

168.75%
Special
Equities
Fund

(6.44)%

104.83%

165.64%

309.77%

(11.03)%

103.83%

165.64%

309.77%
Managed
Growth
Fund

15.55%

-

-

16.79%

10.55%

-

-

12.79%
Growth
Opportunity
Fund+

13.12%

-

-

48.68%

8.12%

-

-

45.07%
__________________
*	Figures do not include the effect of the CDSC
(maximum 4.50% for Investment Grade Bond Fund
and Government Securities Fund and 5.00% for
the other Funds).
**	Figures include the effect of the maximum
applicable CDSC, if any.
(1)	Class B shares automatically convert to
Class A shares eight years after date of
original purchase.  Thus, a shareholders
actual return for the ten years ended
December 31, 1995 would be different than
that reflected above.
+	Performance calculations include the
historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.


Class Cs aggregate total returns were as follows for the periods indicated:




        Name of Fund

One Year
Period Ended
Dec. 31,
1996**
Period from
Inception*
through
Dec.
31,1996**

One Year
Period Ended
Dec. 31,
1996***
Period from
Inception*
through
Dec. 31,
1996***
Investment Grade Bond
Fund
(0.83)%
33.62%
(1.76)%
33.62%
Government Securities
Fund
1.47%
20.41%
0.52%
20.41%
Special Equities Fund
(6.44)%
28.40%
(7.38)%
28.40%
Managed Growth Fund
15.45%
16.79%
14.45%
16.79%
Growth Opportunity Fund
13.24%
23.07%
12.24%
23.07%
__________________
*	Investment Grade Bond Fund, Government
Securities Fund, Special Equities Fund,
Managed Growth Fund and Growth Opportunity
Fund commenced selling Class C shares on
February 26, 1993, February 4, 1993 October
18, 1993, June 30, 1995 and July 3, 1995,
respectively.  Class C shares are sold at net
asset value without any sales charge or CDSC.
**	Figures do not include the effect of the
CDSC.
***	Figures include the effect of the
applicable CDSC (1.00%)

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance. A Class performance will vary from time to time depending upon market conditions, the composition of the Funds investment portfolio and operating expenses and the expenses exclusively attributable to the Class.
Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies portfolio securities.


TAXES

The following is a summary of certain Federal income tax considerations that may affect the Company and its shareholders. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Fund of the Company.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes.

Each Fund has qualified and the Company intends that each Fund will continue to qualify separately each year as a regulated investment company under the Code. A qualified Fund will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least 90% of its net investment income.

Each Fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Fund as taxable income.

Certain options, futures contracts and forward contracts in which the Funds may invest are section 1256 contracts. Gains or losses on 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40); however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year are marked-to-market with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss as ordinary income or loss, as the case may be.
These contracts also may be marked-to-market for purposes of the 4% excise tax under rules prescribed in the Code.

Many of the hedging transactions undertaken by the Funds will result in straddles for Federal income tax purposes. Straddles are defined to include offsetting positions in actively traded personal property. It is not entirely clear under what circumstances one investment made by a Fund will be treated as offsetting another investment held by the Fund. In general, positions are offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The straddle rules may affect the character of gains (or losses) realized on straddle positions. In addition, losses realized by a Fund on straddle positions may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which losses are realized. The hedging transactions may also increase the amount of gains from assets held less than three months.
As a result, the 30% limit on gains from certain assets held less then three months, which applies to regulated investment companies, may restrict a Fund in the amount of hedging transactions which it may undertake.
In addition, hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to the shareholders. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gain or losses from the effected straddle positions will be determined under rules that vary according to the election(s) made.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. In view of each Funds investment policy, it is expected that dividends from domestic corporations will constitute a portion of the gross income of several of the Funds but not of others.
Therefore, it is expected that a portion of the income distributed by the Special Equities Fund but not others (Investment Grade Bond Fund and Government Securities Fund) may be eligible for the dividends-received deduction for corporations.

Distributions of net realized capital gains designated by a Fund as capital gains dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by a shareholder. Distributions of capital gains, whether long or short-term, are not eligible for the dividends-received deduction.

Dividends (including capital gain dividends) declared by a Fund in October, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

All dividends are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Under the Code, gains or losses attributable to fluctuations in currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of certain currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of a Funds investment company taxable income to be distributed to its shareholders as ordinary income.

It is expected that certain dividends and interest received by the Fund will be subject to foreign withholding taxes. So long as more than 50% in value of a Funds total assets at the close of a given taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign taxes paid or accrued by it as paid by its shareholders. Each Fund will notify shareholders in writing each year whether it makes the election and the amount of foreign taxes it has elected to have treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include as income their proportionate share of the amount of foreign taxes paid or accrued by the Fund and generally be entitled to claim either a credit or deduction (as an itemized deduction) for their share of the taxes in computing their Federal income tax, subject to limitations.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholders United States tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Funds income will flow through to its shareholders. With respect to a Fund, gains from the sales of securities generally will be treated as derived from United States sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund.
Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign tax paid or accrued by a Fund. A foreign tax credit can be used to offset only 90% of the alternative minimum tax
(as computed under the Code for purposes of the limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to pass through to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by that Fund will be treated as United States source income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Distributions by a Fund reduces the net asset value of the Funds shares. Should a distribution reduce the net asset value below a shareholders cost basis, such distribution nevertheless generally would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution generally would be taxable to him.

Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis for his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss generally will be long-term or short-term depending upon the shareholders holding period for the shares. However, a loss realized by a shareholder on the sale of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares.
A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced
(whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

For the purposes of computing the revised alternative minimum tax of 20% for corporations, 75% of the excess of the adjusted current earnings (as defined in the Code) over other alternative minimum taxable income is treated as an adjustment item. Shareholders are advised to consult their own tax advisors for details regarding the alternative minimum tax.

If a Fund purchases shares in certain foreign investment funds classified under the Code as a passive foreign investment company, the Fund may be subject to Federal income tax on a portion of an excess distribution and gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, gains on the disposition of shares in a passive foreign investment company generally are treated as ordinary income even though the shares are capital assets in the hands of the Company.
Certain interest charges may be imposed on either the Fund or its shareholders in respect of any taxes arising from such distributions or gains. A Fund may be eligible to elect to include in its gross income its share of earnings of a passive foreign investment company on a current basis. Generally the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, another election may be available that would involve marking to market a Funds passive foreign investment company shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the passive foreign investment company rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Funds intention to qualify annually as a regulated investment company may limit its elections with respect to shares of passive foreign investment companies.

Because the application of the passive foreign investment company rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to passive foreign investment company shares, as well as subject a Fund itself to tax on certain income from such shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in passive foreign investment companies.

If a shareholder (a) incurs a sales charge in acquiring shares of the Company, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholders tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholders tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholders tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of a subsequent acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Company shares.
An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholders regular federal income tax liability.

The foregoing discussion relates only to Federal income tax law as applicable to United
States citizens. Distributions by the Funds also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the Federal income tax treatment. The Government
Securities Funds dividends, to the extent they consist of interest from obligations of the United States government and certain of its agencies and instrumentalities, may be exempt from state and local income taxes in some jurisdictions. The Company intends to advise shareholders of the proportion of that Funds dividends which are derived from such interest.
Shareholders should consult their tax advisors with respect to particular questions of Federal, state, local and foreign taxation.

ADDITIONAL INFORMATION

The Company was incorporated on September 29,
1981 under the name Hutton Investment Series
Inc. The Companys corporate name was changed on December 29, 1988, July 30, 1993 and October
28, 1994, to SLH Investment Portfolios Inc.,
Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds, Inc., respectively.

PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, serves as the custodian of the Company. Under its custody agreement with the Company, PNC Bank holds the Companys fund securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. PNC bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

First Data located at Exchange Place, Boston,
Massachusetts 02109, serves as the Companys transfer agent. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains with the Company during the month and is reimbursed for out-of-pocket expenses.


FINANCIAL STATEMENTS

The Annual Reports for each Fund for the fiscal year ended December 31, 1996 are incorporated herein by reference in their entirety.


APPENDIX

BOND (AND NOTE) RATINGS

Moodys Investors Service, Inc. (Moodys)

	Aaa - Bonds that are rated Aaa are
judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated Aa are judged
to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

	A - Bonds that are rated A possess many
favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated Baa are
considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent
obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moodys applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poors Ratings Group (Standard &
Poors)

	AAA - Debt rated AAA has the highest
rating assigned by Standard & Poors. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated AA has a very strong
capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated A has a strong capacity
to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated BBB is regarded as
having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income
bonds on which no interest is being paid.

	D - Bonds rated D are in default, and
payment of interest and/or repayment of
principal is in arrears.

	S&Ps letter ratings may be modified by
the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moodys Investors Service, Inc.

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics:
leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poors Ratings Group

		A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Supplementary Description of Interest Rate
Futures Contracts and Related Options

Characteristics of Futures Contracts.
Currently, futures contracts can be purchased and sold on such securities as U.S. Treasury bonds, U.S. Treasury notes, GNMAs and U.S.
Treasury bills. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sales of a futures contract. The Fund will initially be required to deposit with the custodian or the broker an amount of initial margin of cash of U.S. Treasury bills. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract initial margin does not involve the borrowing of funds by their customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marked-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying debt security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying debt security has declined, the position would be less valuable and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Funds position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

While futures contracts based on debt
securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale.
If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

Risks of Transactions in Futures Contracts.
There are several risks in connection with the use of futures contracts by Government
Securities Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the debt securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it has not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contracts moves more than the price of the security, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the prices of the debt securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the prices of the futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contracts.
Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contracts. It is also possible that, where the Fund has sold futures to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Funds portfolio may decline. If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.
Where futures are purchased to hedge against a possible increase in prices of securities before the Fund is able to invest its cash (or cash equivalents) in U.S. government securities
(or options) in an orderly fashion, it is possible that the market may decline instead;
if the Fund then concludes not to invest in U.S. government securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the market prices of futures contracts may be affected by certain factors.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts though offsetting transactions which could distort the normal relationship between the debt securities and futures markets; second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.
Therefore, increased participation by
speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the debt securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the investment advisor may still not result in a successful hedging transaction over a very short time frame.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.
Although Government Securities Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event that the futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contracts. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements of the futures contracts and thus provide an offset to losses on futures contracts. Successful use of futures contracts by the Fund is also subject to the investment advisers ability to predict correctly movements in the direction of interest rates and other factors affecting markets of debt securities.
For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect debt securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Characteristics of Options on Futures
Contracts. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transaction, there are several special risks relating to options on futures contracts.
Trading in such options commenced in October
1982. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on futures contracts on any exchange unless and until, in the investment advisors opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.





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